Segments - Summary of Group's Breakdown of Net Revenues by Type of Good or Service and Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment
Net revenues	$ 199,408	$ 160,017	$ 125,258
Cost of revenues	(142,703)	(120,897)	(95,733)
Gross profit	56,705	39,120	29,525
Marketing Solutions
Segment
Net revenues	188,972	160,017	125,258
Cost of revenues	(139,976)	(120,897)	(95,733)
Gross profit	48,996	39,120	29,525
Marketing Solutions | Sales agent
Segment
Net revenues	6,563	8,671	8,311
Cost of revenues			(2,654)
Gross profit	6,563	8,671	5,657
Marketing Solutions | Cost-plus
Segment
Net revenues	17,146	12,192	10,788
Gross profit	17,146	12,192	10,788
Marketing Solutions | Specified actions
Segment
Net revenues	165,263	139,154	106,159
Cost of revenues	(139,976)	(120,897)	(93,079)
Gross profit	25,287	18,257	13,080
Enterprise Solutions
Segment
Net revenues	199,408	160,017	125,258
Cost of revenues	(142,703)	(120,897)	(95,733)
Gross profit	56,705	$ 39,120	$ 29,525
Enterprise Solutions | SaaS products offering
Segment
Net revenues	10,436
Cost of revenues	(2,727)
Gross profit	$ 7,709